Intangible assets	12 Months Ended
Dec. 31, 2011
Intangible assets

5. Intangible assets

	December 31, 2010
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Software	1,291,750	—	1,291,750
Trademark	334,540	—	334,540

Total intangible assets	1,626,290	—	1,626,290

	December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Software	4,376,867	(350,469)	4,026,398
PRC advertising license qualification right (1)	1,827,302	(5,076)	1,822,226
Trademark	334,540	—	334,540

Total intangible assets	6,538,709	(355,545)	6,183,164

(1) - On January 16, 2011, the Company entered into an agreement to acquire Global Media, a shell company incorporated in and existing under the law of Hong Kong with the cash consideration of HK$ 2.2 million. The acquisition has been completed on February 22, 2011. The Company determined that the acquisition of Global Media shall be accounted for as an asset acquisition of its PRC advertising license qualification right as it did not meet the definition of a business as pursuant to ASC 805-20-20 and ASC 805-10-55-4 through 805-10-55-9. The PRC advertising license qualification right is amortized over the licensing period of 30 years upon approval by the PRC government in December 2011, which is the time the Company can begin to use such qualification right.

The software purchased has an estimated useful life of 5 years. The trademark acquired has an indefinite useful life.

For the years presented, the Company did not record any impairment for intangible assets. The Company estimates amortization expenses for each of the succeeding five years as follows:

2012	1,012,257
2013	1,012,257
2014	1,012,257
2015	949,455
2016	344,732

Total	4,330,958